Derivatives - Reclassified Amounts (Detail) - Predecessor - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Expense
Derivative [Line Items]
Loss Reclassified from Accumulated OCI into Income	$ 0.0	$ 4.5	$ 8.0
Depreciation Expense
Derivative [Line Items]
Loss Reclassified from Accumulated OCI into Income	$ 0.6	$ 0.8	$ 0.8